Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during 2021	316,354,129
Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during 2022	188,306,717
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2022 totaled Ps. 188,306,717 and were designated for the construction of the Dos Bocas Refinery, for the strengthening of financial position and the rehabilitation plan of the National Refining System, as follows:

Date	Construction of the Dos Bocas Refinery	Strengthening of financial position	Rehabilitation Plan of the refineries
January 21	—	19,321,641	—
January 21	7,500,000	—	—
February 14	7,500,000	—	—
March 8	—	26,115,898	—
March 8	7,500,000	—	—
April 28	762,100	—	—
May 26	21,737,900	—	—
July 29	—	—	969,342
August 19	4,000,000	—	—
August 30	2,000,000	—	—
September 6	—	—	683,125
September 8	2,500,000	—	—
September 14	2,500,000	—	—
September 22	2,500,000	—	—
September 28	2,400,000	—	—
October 4	—	—	1,618,523
October 6	2,500,000	—	—
October 13	2,500,000	—	—
October 20	2,500,000	—	—
October 28	2,500,000	—	—
November 4	2,500,000	—	—
November 7	—	—	1,805,296
November 10	2,500,000	—	—
November 17	2,500,000	—	—
November 25	—	—	892,893
November 25	2,500,000	—	—
December 1	4,000,000	—	—
December 2	800,000	—	—
December 5	—	—	1,200,000
December 8	4,000,000	—	—
December 15	4,000,000	—	—
December 15	—	—	1,000,000
December 18	15,118,286	—	4,881,713
December 29	21,000,000	—	—
Total	129,818,286	45,437,539	Ps.	13,050,892